FOR USE BY BANKS ONLY
                                                                 April 9, 1997
                  DREYFUS INVESTMENT GRADE BOND FUNDS, INC.
                          Supplement to Prospectus
                           Dated October 1, 1996
        All mutual fund shares involve certain investment risks, including the possible loss of principal.
                                                             082/083s040997BNK